Share-based compensation - Additional Information (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 02, 2022	Oct. 31, 2024	Oct. 31, 2023
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of outstanding stock maximum	20.00%	10.00%
Maximum number share options can be issued		12,617,734
Exercisable period of stock options		10 years
Share-based compensation		$ 1,730	$ 848
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		1,245	649
Escrow Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		$ 0	$ 3,537